Document and Entity Information	Sep. 12, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001626450
Document Type	8-K
Document Period End Date	Sep. 12, 2025
Entity Registrant Name	Commerce.com, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39423
Entity Tax Identification Number	46-2707656
City Area Code	(512)
Local Phone Number	865-4500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Series 1 Common Stock, $ 0.0001 par value per share
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false